Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Revenue from contracts with customers [Abstract]
Schedule of the Groups' Revenue from Contracts with Customers
The following table summarizes the Group’s revenue from contracts with customers, disaggregated by the type of good or service and timing of transfer of control of such goods and services to customers during the six months ended 30 June 2026 and 2025:

	30 June
	2026	2025
Product and service revenue (point in time revenue recognition)	105,939	204,733
License revenue (point in time revenue recognition)	39,750	—
Performance revenue (point in time revenue recognition)	2,854	27,874
Development revenue (over time revenue recognition)	63,094	73,397
	211,637	306,004

Schedule of Revenue from Customers Based on the Geographic Market
Revenue from customers based on the geographic market in which the revenue is earned, which predominantly aligns with the rights conveyed to the Group’s customers pursuant to its out-license contracts, is as follows:

	30 June
	2026	2025
Europe	101,443	154,357
USA	84,354	138,422
Rest of World	25,840	13,225
	211,637	306,004

Schedule of Reconciliation of Contract Assets and Contract Liabilities
Contract assets and liabilities
A reconciliation of the beginning and ending balances of contract assets and contract liabilities is shown in the table below:

	Contract Assets	Contract Liabilities
31 December 2025	187,374	35,864
Contract asset additions	87,687	—
Amounts transferred to trade receivables	(40,416)	—
Customer prepayments	—	11,305
Revenue recognized	—	(24,330)
Foreign currency adjustment	(965)	(472)
30 June 2026	233,680	22,367